Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,381,788	S/ 1,298,892	S/ 1,287,717	S/ 1,224,454
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	560,536	525,349
Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	26,720	28,991
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	794,532	744,552
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 279,775	269,194
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 80,389	77,970
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Nuevo Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 37,382	34,724
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 28,613	27,229
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 26,720	28,991
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 32,195	31,510
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 133,768	128,698
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Piura | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property		39,081
Investment Property year of Acquisition or Construction	2020 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 94,907	92,063
Investment Property year of Acquisition or Construction	2020 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 95,849	94,184
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 150,718	128,593
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Paseo Del Bosque | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 100,023	87,168
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 48,690	47,054
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 35,004	34,978
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 29,843	28,167
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,474	22,136
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo (Vivanda) | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 68,200	12,903
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 33,982	32,738
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 83,256	S/ 81,511
Investment Property Valuation Methodology	DCF / Appraisal